Prospectus Supplement to Prospectus dated June 28, 2002

                        HARRIS & HARRIS GROUP, INC.
               2,954,743 SHARES OF COMMON STOCK ISSUABLE UPON
              EXERCISE OF RIGHTS TO SUBSCRIBE FOR SUCH SHARES
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         In accordance with the terms of the Over-Subscription Privilege set forth in the Prospectus, shareholders who acquire Rights and who are not Record Date Shareholders ("Non-Record Date Rights Holders") will be able to acquire shares under the Over-Subscription Privilege only to the extent that the maximum number of shares is not subscribed for through the exercise of the Primary Subscription by the Expiration Date or pursuant to the Over-Subscription Privilege by the Record Date Shareholders. This supplement specifies the proration formula that will apply if shares (the "Rights Holders' Excess Shares") remain available after allocation of over-subscriptions among Record Date Shareholders but are not sufficient to satisfy all over-subscription requests by Non-Record Date Rights Holders. In that event, the Rights Holders' Excess Shares will be allocated pro rata (subject to the elimination of fractional shares) among the Non-Record Date Rights Holders who exercise all of their Rights and their Over-Subscription Privilege based on the number of Rights held by them on the Expiration Date; provided, however, that if this pro rata allocation results in any holder being allocated a greater number of Rights Holders' Excess Shares than the holder subscribed for pursuant to the exercise of such holder's Over-Subscription Privilege, then such holder will be allocated only such number of Rights Holders' Excess Shares as such holder subscribed for and the remaining Rights Holders' Excess Shares will be allocated among all other holders of Rights exercising Over-Subscription Privileges. The formula to be used in allocating the Rights Holders' Excess Shares is as follows:


Non-Record Date Rights Holder's Expiration       x    Rights Holders' Excess
Date Rights Position                                  Shares

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Total Expiration Date Rights Position of
All Non-Record Date Rights Holders Who
Over-Subscribed


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            The Date of the Prospectus Supplement is July 19, 2002